Share based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share based payment arrangements
Schedule of fair value inputs

	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

Schedule of option activity

	December 31,
	2021		2020		2019
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	353,400	14.46	353,400	14.46	353,400	14.46
Granted during the year	--	--	--	--	--	--
Exercised during the year	--	--	--	--	--	--
Forfeited during the year	--	--	--	--	--	--
Outstanding at December 31	353,400	14.46	353,400	14.46	353,400	14.46
Vested and exercisable at December 31	265,050	13.90	--	--	--	--

Summarized subsidiary financial information

	December 31,
	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized balance sheet

Current assets	3,442	2,603
Current liabilities	5,195	4,351

Current net liabilities	1,753	1,748

Non-current assets	1,459	1,831
Non-current liabilities	735	852

Non-current net assets	724	979

Net liabilities	1,029	769

Accumulated NCI	(230)	(155)

	Year Ended December 31,
	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized statement of comprehensive income

Revenue	3,843	2,179
Loss for the period	(251)	(473)
Other comprehensive income	--	--
Total comprehensive loss	(251)	(473)

Loss allocated to NCI	(75)	(142)

	Year Ended December 31,
	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized cash flows

Cash flows from operating activities	373	(1,504)
Cash flows from investing activities	(28)	(39)
Cash flows from financing activities	36	963

Net increase/ (decrease) in cash and cash equivalents	381	(580)